141499/

FORM D

07080034

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

RECEIVED OCT 10 2007 SEC MAIL PROCESSING SECTION WASH, D.C. 200

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
LEAF Commercial Finance Fund, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
LEAF Commercial Finance Fund, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1818 Market Street, 9th Floor, Philadelphia, PA 19103	(302) 658-5600
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
(same as above)	

Brief Description of Business

PROCESSED
OCT 15 2007
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify):
☐ business trust ☐ limited partnership, to be formed
Limited Liability Company, already formed

Actual or Estimated Date of Incorporation or Organization: Month 0 6 Year 0 7 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☑ General and/or Managing Partner

LEAF Financial Corporation, Manager

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

DeMent, Crit S.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Herman, Miles

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

English, David H.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Moskovitz, Robert K.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Cohen, Jonathan Z.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Schreiber, Alan D..

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Patel, Darshan V.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Courtney, Daniel G.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Richardson, Linda

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Hunter, Robert

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☑ General and/or Managing Partner

Roberto, Nicholas R.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Hughes, Sherryl B.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Grant, James

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Kalescky, Gregory

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

McGrahren, Patrick

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☑ Promoter ☐ Beneficial Owner ☑ Executive Officer ☐ Director ☐ General and/or Managing Partner

Conway, William J.

Full Name (Last name first, if individual)

1818 Market Street, 9th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 25,000.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Name of Associated Broker or Dealer

Chadwick Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2300 Windy Ridge Parkway, Suite 1100, Atlanta GA 30339

Name of Associated Broker or Dealer

Advantage Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

190 South LaSalle Street, 8th Floor, Suite 850, Chicago, IL 60603

Name of Associated Broker or Dealer

Chicago Investment Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1776 Pleasant Plain Road, Fairfield, IA 52556

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
555 South Renton Village Place, Renton, WA 98055

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] ✓	[AK] ✓	[AZ] ✓	[AR]	[CA] ✓	[CO] ✓	[CT] ✓	[DE]	[DC] ✓	[FL] ✓	[GA] ✓	[HI] ✓	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME] ✓	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT] ✓	[NE] ✓	[NV] ✓	[NH] ✓	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND] ✓	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI]	[SC] ✓	[SD] ✓	[TN] ✓	[TX] ✓	[UT] ✓	[VT] ✓	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY] ✓	[PR] ✓

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2170 West State Road 434, Suite 100, Longwood, FL 32779

Name of Associated Broker or Dealer
Empire Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
10 Universal City Plaza, 20th Floor, Universal City, CA 91608

Name of Associated Broker or Dealer
Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[X] AZ	[ ] AR	[X] CA	[X] CO	[X] CT	[X] DE	[ ] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[ ] IA	[X] KS	[X] KY	[ ] LA	[ ] ME	[X] MD	[X] MA	[X] MI	[X] MN	[ ] MS	[X] MO
[X] MT	[X] NE	[X] NV	[ ] NH	[X] NJ	[ ] NM	[X] NY	[X] NC	[ ] ND	[X] OH	[X] OK	[X] OR	[X] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[X] TX	[X] UT	[ ] VT	[X] VA	[X] WA	[ ] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11350 McCormick Rd., EP III Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer
Global Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[X] AZ	[ ] AR	[X] CA	[ ] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[ ] HI	[X] ID
[X] IL	[X] IN	[X] IA	[ ] KS	[ ] KY	[X] LA	[X] ME	[X] MD	[X] MA	[ ] MI	[X] MN	[ ] MS	[ ] MO
[X] MT	[ ] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[ ] ND	[ ] OH	[ ] OK	[X] OR	[X] PA
[ ] RI	[X] SC	[ ] SD	[X] TN	[X] TX	[X] UT	[ ] VT	[X] VA	[X] WA	[ ] WV	[X] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11140 Rockville Pike-400, Rockville, MD 20852

Name of Associated Broker or Dealer
H. Beck, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
701 Tama Street, Building B, Marion, IA 52302

Name of Associated Broker or Dealer
Berthel Fisher & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway East 203, Lynnfield, MA 01940-2320

Name of Associated Broker or Dealer
Investors Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1500 City W Boulevard, Suite 500, Houston, TX 77042

Name of Associated Broker or Dealer
IMS Securities, INC.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL] ✓	[AK] ✓	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT] ✓	[DE] ✓	[DC] ✓	[FL] ✓	[GA] ✓	[HI] ✓	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME]	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT]	[NE] ✓	[NV] ✓	[NH] ✓	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND]	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI]	[SC] ✓	[SD] ✓	[TN] ✓	[TX] ✓	[UT] ✓	[VT] ✓	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2090 Marina Ave., Petaluma, CA 94954

Name of Associated Broker or Dealer
Legacy Financial Services

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
207 W. Jefferson Street, Suite 102, Bloomington, IL 61701

Name of Associated Broker or Dealer
First Midwest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1869 West Littleton Blvd., Littleton, CO 80120

Name of Associated Broker or Dealer
MCL Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] ✓	[AK] ✓	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT] ✓	[DE] ✓	[DC] ✓	[FL] ✓	[GA] ✓	[HI] ✓	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME] ✓	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT] ✓	[NE]	[NV] ✓	[NH] ✓	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND] ✓	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI] ✓	[SC] ✓	[SD] ✓	[TN] ✓	[TX] ✓	[UT] ✓	[VT] ✓	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY] ✓	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 25,000.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
9560 Waples Street, Suite B, San Diego, CA 92121

Name of Associated Broker or Dealer
Girard Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	DC	☒ FL	☒ GA	☒ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One National Life Drive, Montpellier, VT 05604

Name of Associated Broker or Dealer
Equity Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2929 Arch Street, Suite 1703, Philadelphia, PA 19104

Name of Associated Broker or Dealer
Cohen Bros. & Company, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1331 17th Street, Suite 400, Denver, CO 80202

Name of Associated Broker or Dealer
Neidiger, Tucker, Bruner, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2801 Highway 280 South, Birmingham, AL 35223

Name of Associated Broker or Dealer
ProEquities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Valmont Plaza, 4th Floor, Omaha, NE 68154-5203

Name of Associated Broker or Dealer
QA3 Financial Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5701 Golden Hills Drive, Minneapolis, MN 55416

Name of Associated Broker or Dealer
Questar Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3520 Broadway, Kansas City, MO 64111

Name of Associated Broker or Dealer
Sunset Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5185 Peachtree Parkway, Suite 280, Norcross, GA 30092

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1350 Church Street Ext NE, 3rd Floor, Marietta, GA 30060

Name of Associated Broker or Dealer
Resource Horizons Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	SD	[X] TN	[X] TX	UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
9785 Towne Centre Drive, San Diego, CA 92121

Name of Associated Broker or Dealer
LPL Financial Services

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
26637 W. Agoura Road, Calabasas, CA 91302

Name of Associated Broker or Dealer
AFA Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 25,000.00

3. Does the offering permit joint ownership of a single unit? .... Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One World Financial Center, 15th Floor, New York, NY 10281

Name of Associated Broker or Dealer
Royal Alliance Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5900 O Street, Lincoln NE 68505

Name of Associated Broker or Dealer
Ameritas Investment Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2200 Century Parkway, Suite 500, Atlanta, GA 30345

Name of Associated Broker or Dealer
The Strategic Financial Alliance, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 25,000.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 W. 110th Street 200, Overland Park, KS 66210-9651

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2704 South Goyer, Kokomo, IN 46902

Name of Associated Broker or Dealer
CFD Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] ✓	[AK] ✓	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT] ✓	[DE] ✓	[DC] ✓	[FL] ✓	[GA] ✓	[HI] ✓	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME] ✓	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT] ✓	[NE] ✓	[NV] ✓	[NH] ✓	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND]	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI] ✓	[SC] ✓	[SD]	[TN] ✓	[TX] ✓	[UT] ✓	[VT] ✓	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY] ✓	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3721 Douglas Blvd., Suite 200, Roseville, CA 95661

Name of Associated Broker or Dealer
ePlanning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
951 Market Promenage Ave., Suite 2100, Lake Mary FL 32746

Name of Associated Broker or Dealer
Merrimac Corporate Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	☐ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☐ MN	☒ MS	☒ MO
☐ MT	☒ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☐ SC	☒ SD	☐ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☐ WI	☐ WY	☒ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1290 Broadway, 14th Floor, Denver, CO 80203

Name of Associated Broker or Dealer
Multi-Financial Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
909 Locust Street, Des Moines, IA 50309

Name of Associated Broker or Dealer
ING Financial Partners, INC.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 25,000.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town & Country Road, Suite 530, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital Securities, L.P.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4650 S.W. MacAdam, Suite 100, Portland, OR 97239

Name of Associated Broker or Dealer
Private Consulting Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
200 North Sepulveda Boulevard, Suite 1300, El Segundo, CA 90245

Name of Associated Broker or Dealer
Financial Network Investment Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3 Radnor Corporate Center, Suite 220, Radnor, PA 19087

Name of Associated Broker or Dealer
Capital Analysts, INC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
205 Australian Ave. South, West Palm Beach, FL 33401

Name of Associated Broker or Dealer
Mutual Service Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 N. Central Ave., Suite 2100, Pheonix, AZ 85004

Name of Associated Broker or Dealer
AIG Financial Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 25,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2500 Wilcrest Drive, Suite 620, Houston, TX 77042

Name of Associated Broker or Dealer
Next Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Suite 1100, Atlanta GA 30339

Name of Associated Broker or Dealer
FSC Securities Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 25,000,000	$ 0.00
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____________)	$	$
Total	$ 25,000,000	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☑	$ 25,000.00
Legal Fees	☑	$ 150,000.00
Accounting Fees	☑	$ 5,000.00
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☑	$ 2,125,000.00
Other Expenses (identify) telephone, postage, travel and other miscellaneous expenses	☑	$ 1,445,000.00
Total	☑	$ 3,750,000.00 (1)

(1) Any organization and offering expenses in excess of this amount will be paid by the Company's Manager, without reimbursement from the Company.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ..See footnote to Item 4 on prior page. $ 21,250,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☑ $ 630,000	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☑ $ 12,222,000.0	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☑ $ 250,000	☐ $
Other (specify): investments in mezzanine financing	☑ $ 8,148,000	☐ $
	☐ $	☐ $
Column Totals	☑ $ 21,250,000	☐ $
Total Payments Listed (column totals added)	☑ $21,250,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
LEAF Commercial Finance Fund, LLC	[signature]	August 29, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Daniel G. Courtney	Senior Vice President - Investment Programs of LEAF Financial Corporation, Manager	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

END